United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-58429
(Investment Company Act File Number)

Federated Hermes Investment Series Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Libertyf Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-11-30

Date of Reporting Period: 2024-11-30

Item 1.	Reports to Stockholders

Federated Hermes Corporate Bond Fund

Class A Shares | FDBAX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Investment Series Funds, Inc.

This annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$88	0.85%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 75% Bloomberg US Credit Index and 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

■ Duration management contributed to relative Fund performance. The Fund’s average duration for the period was 100% of the

   Blended Index duration. However, active management between slight-long, slight-short, and neutral positions relative to the Blended Index throughout the period resulted in a positive contribution for the period.

■ Underweight positions in Sovereign and Supranational sectors of the Blended Index contributed to relative performance.

■ The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a slight positive contributor to relative performance.

Top Detractors from Performance

■ Asset class allocation detracted from relative Fund performance. The Fund maintained an underweight position to the high-yield asset class throughout the period. Investment-grade returns for the period were 8.36% compared to 12.71% for high-yield.

■ Security selection hampered relative performance. Individual holdings with the most negative contribution to Fund performance during the period were holdings in JPMorgan Chase, Bank of America, Goldman Sachs, Comcast and ConocoPhillips.

■ Defensive positioning was a detractor from relative Fund performance. Consistent with asset class allocation, the Fund was conservative in its general positioning. This included larger than normal positions in cash and U.S. Treasury securities, which were negative contributors to relative performance during the period.

Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Bloomberg US Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
11/30/2014	$9,548	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,448	$10,097	$9,919	$10,000	$9,928
11/30/2016	$9,984	$10,316	$10,528	$10,419	$10,342
11/30/2017	$10,672	$10,648	$11,241	$11,042	$10,988
11/30/2018	$10,402	$10,505	$11,016	$10,734	$10,635
11/30/2019	$11,800	$11,639	$12,538	$12,362	$12,188
11/30/2020	$12,820	$12,486	$13,632	$13,496	$13,368
11/30/2021	$12,873	$12,342	$13,753	$13,421	$13,287
11/30/2022	$11,101	$10,758	$11,904	$11,414	$11,251
11/30/2023	$11,465	$10,885	$12,463	$11,800	$11,556
11/30/2024	$12,353	$11,633	$13,639	$12,786	$12,560

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	2.90%	(0.01%)	2.14%
Class A Shares without sales load	7.75%	0.92%	2.61%
Bloomberg US Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg US Credit Index	8.36%	0.68%	2.49%
Blended Index	9.44%	1.70%	3.15%
Lipper Corporate Debt Funds BBB-Rated Average	8.69%	0.52%	2.19%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Key Fund Statistics

Net Assets	$1,136,897,891
Number of Investments	417
Portfolio Turnover	12%
Total Advisory Fees Paid	$4,958,128

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Municipal Bond	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Cash Equivalents	2.6%
U.S Treasury Securities	4.0%
High Yield Core Bond Fund	8.4%
Corporate Debt Securities	84.3%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420F103

29747-A (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Corporate Bond Fund

Class C Shares | FDBCX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Investment Series Funds, Inc.

This annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$173	1.67%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 75% Bloomberg US Credit Index and 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

■ Duration management contributed to relative Fund performance. The Fund’s average duration for the period was 100% of the

   Blended Index duration. However, active management between slight-long, slight-short, and neutral positions relative to the Blended Index throughout the period resulted in a positive contribution for the period.

■ Underweight positions in Sovereign and Supranational sectors of the Blended Index contributed to relative performance.

■ The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a slight positive contributor to relative performance.

Top Detractors from Performance

■ Asset class allocation detracted from relative Fund performance. The Fund maintained an underweight position to the high-yield asset class throughout the period. Investment-grade returns for the period were 8.36% compared to 12.71% for high-yield.

■ Security selection hampered relative performance. Individual holdings with the most negative contribution to Fund performance during the period were holdings in JPMorgan Chase, Bank of America, Goldman Sachs, Comcast and ConocoPhillips.

■ Defensive positioning was a detractor from relative Fund performance. Consistent with asset class allocation, the Fund was conservative in its general positioning. This included larger than normal positions in cash and U.S. Treasury securities, which were negative contributors to relative performance during the period.

Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Bloomberg US Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,805	$10,097	$9,919	$10,000	$9,928
11/30/2016	$10,274	$10,316	$10,528	$10,419	$10,342
11/30/2017	$10,913	$10,648	$11,241	$11,042	$10,988
11/30/2018	$10,540	$10,505	$11,016	$10,734	$10,635
11/30/2019	$11,848	$11,639	$12,538	$12,362	$12,188
11/30/2020	$12,774	$12,486	$13,632	$13,496	$13,368
11/30/2021	$12,720	$12,342	$13,753	$13,421	$13,287
11/30/2022	$10,892	$10,758	$11,904	$11,414	$11,251
11/30/2023	$11,249	$10,885	$12,463	$11,800	$11,556
11/30/2024	$12,121	$11,633	$13,639	$12,786	$12,560

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	5.79%	0.13%	1.94%
Class C Shares without sales load	6.79%	0.13%	1.94%
Bloomberg US Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg US Credit Index	8.36%	0.68%	2.49%
Blended Index	9.44%	1.70%	3.15%
Lipper Corporate Debt Funds BBB-Rated Average	8.69%	0.52%	2.19%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Key Fund Statistics

Net Assets	$1,136,897,891
Number of Investments	417
Portfolio Turnover	12%
Total Advisory Fees Paid	$4,958,128

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Municipal Bond	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Cash Equivalents	2.6%
U.S Treasury Securities	4.0%
High Yield Core Bond Fund	8.4%
Corporate Debt Securities	84.3%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420F301

29747-B (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Corporate Bond Fund

Class F Shares | ISHIX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Investment Series Funds, Inc.

This annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$88	0.85%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 75% Bloomberg US Credit Index and 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

■ Duration management contributed to relative Fund performance. The Fund’s average duration for the period was 100% of the

   Blended Index duration. However, active management between slight-long, slight-short, and neutral positions relative to the Blended Index throughout the period resulted in a positive contribution for the period.

■ Underweight positions in Sovereign and Supranational sectors of the Blended Index contributed to relative performance.

■ The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a slight positive contributor to relative performance.

Top Detractors from Performance

■ Asset class allocation detracted from relative Fund performance. The Fund maintained an underweight position to the high-yield asset class throughout the period. Investment-grade returns for the period were 8.36% compared to 12.71% for high-yield.

■ Security selection hampered relative performance. Individual holdings with the most negative contribution to Fund performance during the period were holdings in JPMorgan Chase, Bank of America, Goldman Sachs, Comcast and ConocoPhillips.

■ Defensive positioning was a detractor from relative Fund performance. Consistent with asset class allocation, the Fund was conservative in its general positioning. This included larger than normal positions in cash and U.S. Treasury securities, which were negative contributors to relative performance during the period.

Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class F Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Bloomberg US Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
11/30/2014	$9,897	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,789	$10,097	$9,919	$10,000	$9,928
11/30/2016	$10,337	$10,316	$10,528	$10,419	$10,342
11/30/2017	$11,056	$10,648	$11,241	$11,042	$10,988
11/30/2018	$10,766	$10,505	$11,016	$10,734	$10,635
11/30/2019	$12,213	$11,639	$12,538	$12,362	$12,188
11/30/2020	$13,273	$12,486	$13,632	$13,496	$13,368
11/30/2021	$13,327	$12,342	$13,753	$13,421	$13,287
11/30/2022	$11,496	$10,758	$11,904	$11,414	$11,251
11/30/2023	$11,884	$10,885	$12,463	$11,800	$11,556
11/30/2024	$12,794	$11,633	$13,639	$12,786	$12,560

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class F Shares with sales load	5.62%	0.72%	2.49%
Class F Shares without sales load	7.66%	0.93%	2.60%
Bloomberg US Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg US Credit Index	8.36%	0.68%	2.49%
Blended Index	9.44%	1.70%	3.15%
Lipper Corporate Debt Funds BBB-Rated Average	8.69%	0.52%	2.19%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Key Fund Statistics

Net Assets	$1,136,897,891
Number of Investments	417
Portfolio Turnover	12%
Total Advisory Fees Paid	$4,958,128

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Municipal Bond	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Cash Equivalents	2.6%
U.S Treasury Securities	4.0%
High Yield Core Bond Fund	8.4%
Corporate Debt Securities	84.3%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420F400

29747-C (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Corporate Bond Fund

Institutional Shares | FDBIX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Investment Series Funds, Inc.

This annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$62	0.60%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 75% Bloomberg US Credit Index and 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

■ Duration management contributed to relative Fund performance. The Fund’s average duration for the period was 100% of the

   Blended Index duration. However, active management between slight-long, slight-short, and neutral positions relative to the Blended Index throughout the period resulted in a positive contribution for the period.

■ Underweight positions in Sovereign and Supranational sectors of the Blended Index contributed to relative performance.

■ The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a slight positive contributor to relative performance.

Top Detractors from Performance

■ Asset class allocation detracted from relative Fund performance. The Fund maintained an underweight position to the high-yield asset class throughout the period. Investment-grade returns for the period were 8.36% compared to 12.71% for high-yield.

■ Security selection hampered relative performance. Individual holdings with the most negative contribution to Fund performance during the period were holdings in JPMorgan Chase, Bank of America, Goldman Sachs, Comcast and ConocoPhillips.

■ Defensive positioning was a detractor from relative Fund performance. Consistent with asset class allocation, the Fund was conservative in its general positioning. This included larger than normal positions in cash and U.S. Treasury securities, which were negative contributors to relative performance during the period.

Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	Blended Index	Bloomberg US Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,903	$10,097	$9,919	$10,000	$9,928
11/30/2016	$10,486	$10,316	$10,528	$10,419	$10,342
11/30/2017	$11,248	$10,648	$11,241	$11,042	$10,988
11/30/2018	$10,979	$10,505	$11,016	$10,734	$10,635
11/30/2019	$12,485	$11,639	$12,538	$12,362	$12,188
11/30/2020	$13,598	$12,486	$13,632	$13,496	$13,368
11/30/2021	$13,689	$12,342	$13,753	$13,421	$13,287
11/30/2022	$11,834	$10,758	$11,904	$11,414	$11,251
11/30/2023	$12,268	$10,885	$12,463	$11,800	$11,556
11/30/2024	$13,235	$11,633	$13,639	$12,786	$12,560

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	7.88%	1.17%	2.84%
Bloomberg US Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg US Credit Index	8.36%	0.68%	2.49%
Blended Index	9.44%	1.70%	3.15%
Lipper Corporate Debt Funds BBB-Rated Average	8.69%	0.52%	2.19%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Key Fund Statistics

Net Assets	$1,136,897,891
Number of Investments	417
Portfolio Turnover	12%
Total Advisory Fees Paid	$4,958,128

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Municipal Bond	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Cash Equivalents	2.6%
U.S Treasury Securities	4.0%
High Yield Core Bond Fund	8.4%
Corporate Debt Securities	84.3%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420F509

29747-D (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Corporate Bond Fund

Class R6 Shares | FDBLX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Investment Series Funds, Inc.

This annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$60	0.58%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 75% Bloomberg US Credit Index and 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

■ Duration management contributed to relative Fund performance. The Fund’s average duration for the period was 100% of the

   Blended Index duration. However, active management between slight-long, slight-short, and neutral positions relative to the Blended Index throughout the period resulted in a positive contribution for the period.

■ Underweight positions in Sovereign and Supranational sectors of the Blended Index contributed to relative performance.

■ The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a slight positive contributor to relative performance.

Top Detractors from Performance

■ Asset class allocation detracted from relative Fund performance. The Fund maintained an underweight position to the high-yield asset class throughout the period. Investment-grade returns for the period were 8.36% compared to 12.71% for high-yield.

■ Security selection hampered relative performance. Individual holdings with the most negative contribution to Fund performance during the period were holdings in JPMorgan Chase, Bank of America, Goldman Sachs, Comcast and ConocoPhillips.

■ Defensive positioning was a detractor from relative Fund performance. Consistent with asset class allocation, the Fund was conservative in its general positioning. This included larger than normal positions in cash and U.S. Treasury securities, which were negative contributors to relative performance during the period.

Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class R6 Shares	Bloomberg US Aggregate Bond Index	Blended Index	Bloomberg US Credit Index	Lipper Corporate Debt Funds BBB-Rated Average
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,895	$10,097	$9,919	$10,000	$9,928
11/30/2016	$10,457	$10,316	$10,528	$10,419	$10,342
11/30/2017	$11,213	$10,648	$11,241	$11,042	$10,988
11/30/2018	$10,946	$10,505	$11,016	$10,734	$10,635
11/30/2019	$12,448	$11,639	$12,538	$12,362	$12,188
11/30/2020	$13,560	$12,486	$13,632	$13,496	$13,368
11/30/2021	$13,652	$12,342	$13,753	$13,421	$13,287
11/30/2022	$11,822	$10,758	$11,904	$11,414	$11,251
11/30/2023	$12,241	$10,885	$12,463	$11,800	$11,556
11/30/2024	$13,223	$11,633	$13,639	$12,786	$12,560

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Referencea	8.02%	1.22%	2.83%
Bloomberg US Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg US Credit Index	8.36%	0.68%	2.49%
Blended Index	9.44%	1.70%	3.15%
Lipper Corporate Debt Funds BBB-Rated Average	8.69%	0.52%	2.19%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Footnote[a]	The Fund’s Class R6 Shares commenced operations on September 30, 2016. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Fund’s Class A Shares. In relation to the Class R6 Shares, the performance of Class A Shares has not been adjusted to reflect the expenses of the Class R6 Shares since the Class R6 Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to reflect the absence of sales charges and to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of the Class R6 Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Corporate Bond Fund

Key Fund Statistics

Net Assets	$1,136,897,891
Number of Investments	417
Portfolio Turnover	12%
Total Advisory Fees Paid	$4,958,128

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Municipal Bond	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Cash Equivalents	2.6%
U.S Treasury Securities	4.0%
High Yield Core Bond Fund	8.4%
Corporate Debt Securities	84.3%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $39,589

Fiscal year ended 2023 - $37,105

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,683 and $0 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $236,663

Fiscal year ended 2023 - $236,384

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
November 30, 2024

Share Class | Ticker	A | FDBAX	C | FDBCX	F | ISHIX
	Institutional | FDBIX	R6 | FDBLX

Federated Hermes Corporate Bond Fund

A Portfolio of Federated Hermes Investment Series Funds, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2024
Principal Amount or Shares		Value
	CORPORATE BONDS—84.3%
	Basic Industry - Metals & Mining—0.4%
$ 2,795,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	$ 2,464,451
1,080,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,182,156
1,360,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,197,985
	TOTAL	4,844,592
	Capital Goods - Aerospace & Defense—2.3%
2,120,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,898,076
1,755,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,193,730
3,000,000	Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	2,871,015
2,030,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	2,159,505
1,040,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	1,130,418
1,930,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	1,855,934
5,900,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	5,058,048
1,540,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	1,531,937
3,500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	3,464,979
2,775,000	Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	2,663,239
760,000	Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	757,670
1,660,000	Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,597,427
	TOTAL	26,181,978
	Capital Goods - Building Materials—1.2%
5,625,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	5,320,881
4,160,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,023,976
2,980,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	2,635,785
1,435,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	1,298,253
	TOTAL	13,278,895
	Capital Goods - Construction Machinery—1.1%
2,820,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,385,015
3,100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	3,042,997
3,675,000	John Deere Capital Corp., Sr. Unsecd. Note, 3.900%, 6/7/2032	3,489,898
3,300,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	3,167,993
	TOTAL	12,085,903
	Capital Goods - Diversified Manufacturing—1.3%
8,000,000	Honeywell International, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2033	8,145,785
2,210,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	1,901,623
1,560,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,443,009
4,045,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	3,790,195
	TOTAL	15,280,612
	Communications - Cable & Satellite—2.1%
1,475,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,474,424
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,214,985
3,350,000	Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	2,281,421
335,000	Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	332,053
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,132,729
900,000	Comcast Corp., 7.050%, 3/15/2033	1,028,090
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	4,737,136
1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,438,647
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	$ 1,420,067
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	2,442,875
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,392,880
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	1,859,698
1,250,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	1,323,411
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,154,253
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	1,012,745
	TOTAL	24,245,414
	Communications - Media & Entertainment—1.3%
1,170,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	879,815
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	606,100
2,918,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	2,922,654
2,615,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	1,996,962
2,630,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	2,657,690
2,350,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	1,857,481
985,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	790,230
3,795,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	3,208,706
	TOTAL	14,919,638
	Communications - Telecom Wireless—2.2%
2,695,000	American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	2,753,849
2,815,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	1,961,606
2,795,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,710,280
3,000,000	T-Mobile USA, Inc., 4.500%, 4/15/2050	2,596,456
2,700,000	T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	1,917,495
3,000,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,867,015
2,520,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	2,541,680
1,700,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	1,699,411
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,131,653
5,325,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	5,348,647
	TOTAL	25,528,092
	Communications - Telecom Wirelines—4.1%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.250%, 2/1/2032	2,043,909
5,331,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	4,394,964
5,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2052	3,518,637
3,050,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	2,441,091
1,335,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 2/1/2061	915,570
4,033,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,970,795
650,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	477,252
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,474,189
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	969,251
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	3,372,510
1,400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,312,697
2,000,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	1,697,557
2,675,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	2,678,287
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	2,017,906
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	2,449,758
3,730,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	3,262,414
3,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	2,367,638
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,289,094
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	$ 1,933,504
	TOTAL	46,587,023
	Consumer Cyclical - Automotive—1.2%
2,610,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,471,186
3,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	3,228,687
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	957,078
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,623,149
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,137,857
3,250,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	3,282,609
1,405,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	1,311,608
	TOTAL	14,012,174
	Consumer Cyclical - Retailers—1.7%
1,835,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	1,637,878
5,600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	5,056,546
1,080,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	1,060,403
3,650,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	3,703,293
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.000%, 4/1/2026	2,456,551
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2032	2,275,737
3,200,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	2,702,167
	TOTAL	18,892,575
	Consumer Cyclical - Services—2.0%
6,880,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.700%, 6/3/2060	4,203,083
2,765,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	2,702,885
5,300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.600%, 4/13/2032	4,984,748
3,915,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	3,924,822
3,600,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	3,438,278
1,425,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	1,274,258
2,000,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	1,862,776
	TOTAL	22,390,850
	Consumer Non-Cyclical - Food/Beverage—4.1%
3,870,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	3,705,282
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	6,143,458
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	945,112
3,875,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	3,529,564
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	1,863,384
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	315,054
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,182,827
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	1,791,377
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,470,106
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,527,977
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	1,001,342
6,165,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	5,218,191
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	514,188
4,075,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.950%, 10/21/2031	3,450,704
3,025,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	2,524,196
4,464,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,896,021
5,000,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	4,278,256
	TOTAL	46,357,039
	Consumer Non-Cyclical - Health Care—3.1%
585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	523,200
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	$ 1,851,483
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,303,477
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,454,120
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	2,365,491
279,601	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	278,492
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	2,573,406
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,176,692
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,862,491
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	886,513
2,495,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	1,589,246
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	6,169,760
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	3,285,955
5,250,000	HCA, Inc., Sr. Unsecd. Note, 5.450%, 9/15/2034	5,246,620
2,750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.600%, 10/1/2029	2,528,485
	TOTAL	35,095,431
	Consumer Non-Cyclical - Pharmaceuticals—5.9%
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 1.400%, 6/30/2030	2,095,511
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,423,760
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	4,080,935
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	3,563,907
970,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	836,817
750,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	755,708
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2029	504,521
1,280,000	AbbVie, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2031	1,296,313
2,940,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	2,988,723
2,900,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	2,960,222
2,875,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,661,674
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,266,300
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,456,781
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	723,885
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	412,514
3,165,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	2,121,687
2,609,000	Biogen, Inc., Sr. Unsecd. Note, 3.250%, 2/15/2051	1,794,058
4,900,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	4,666,865
9,750,000	Johnson & Johnson, Sr. Unsecd. Note, 1.300%, 9/1/2030	8,285,280
5,425,000	Merck & Co., Inc., Sr. Unsecd. Note, 1.700%, 6/10/2027	5,095,240
5,835,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	5,772,392
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,148,283
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	2,841,232
2,420,000	Revvity, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	2,181,095
2,275,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,121,474
1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,671,108
	TOTAL	66,726,285
	Consumer Non-Cyclical - Supermarkets—0.2%
2,430,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	2,416,516
	Consumer Non-Cyclical - Tobacco—0.6%
3,080,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	2,991,148
4,220,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	3,507,076
	TOTAL	6,498,224
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—1.3%
$ 5,100,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	$ 5,066,719
2,675,000	Coterra Energy, Inc., Sr. Unsecd. Note, 5.600%, 3/15/2034	2,717,123
980,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	959,998
1,705,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	1,700,668
4,119,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	4,210,199
	TOTAL	14,654,707
	Energy - Integrated—1.9%
1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	1,451,189
6,100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.939%, 6/4/2051	4,018,634
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	2,936,893
3,255,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	2,391,291
2,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	1,945,055
5,765,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	5,289,633
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	1,968,681
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	238,009
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	489,929
775,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	887,975
	TOTAL	21,617,289
	Energy - Midstream—3.6%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	3,620,640
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	801,203
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,646,276
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,007,073
1,290,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,194,800
2,660,000	Enbridge, Inc., Sr. Unsecd. Note, 5.625%, 4/5/2034	2,741,443
2,137,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	1,964,790
1,375,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	1,397,635
2,000,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	2,020,594
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,467,420
3,190,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	3,117,326
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,125,082
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,420,323
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	2,113,410
1,730,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,511,026
2,130,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,139,479
3,085,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	2,859,474
1,943,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	2,047,016
2,335,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	2,177,679
2,300,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	2,104,237
	TOTAL	40,476,926
	Energy - Refining—0.6%
1,340,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	1,100,235
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	776,240
2,700,000	Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	1,934,930
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,509,612
1,665,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	1,910,548
	TOTAL	7,231,565
	Financial Institution - Banking—17.8%
3,700,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	3,639,796
2,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,996,660
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	$ 2,186,860
3,050,000	Bank of America Corp., Sr. Unsecd. Note, 2.972%, 2/4/2033	2,672,889
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,491,328
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,123,431
4,890,000	Bank of America Corp., Sr. Unsecd. Note, 4.376%, 4/27/2028	4,850,361
1,435,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	1,394,150
2,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	2,227,483
6,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	5,490,052
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,188,000
2,100,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,091,671
2,250,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,214,750
7,370,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	7,254,116
1,200,000	Capital One Financial Co., Sr. Sub. Note, 4.200%, 10/29/2025	1,192,524
990,000	Citigroup, Inc., 4.125%, 7/25/2028	967,974
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	2,777,183
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,431,393
2,780,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,543,417
3,095,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	2,719,037
1,910,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	1,876,825
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	5,795,538
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	2,651,120
2,020,000	Citigroup, Inc., Sr. Unsecd. Note, 4.910%, 5/24/2033	1,995,976
2,300,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 2/13/2030	2,325,236
2,660,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	2,715,011
1,675,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	1,709,524
1,000,000	Comerica, Inc., 3.800%, 7/22/2026	980,963
1,225,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,251,218
2,625,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,616,387
1,840,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	1,832,562
2,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,470,362
2,575,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	2,271,245
7,700,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	7,459,196
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	1,966,513
4,625,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	4,539,698
5,035,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.387%, 6/15/2027	5,005,470
2,060,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.561%, 10/24/2034	2,268,844
2,100,000	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,226,043
2,485,000	Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	2,469,229
3,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	2,727,495
5,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	5,197,948
4,510,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.565%, 6/14/2030	4,463,596
7,380,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	7,434,979
1,600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	1,630,119
2,610,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	2,671,109
1,085,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series VAR, 2.947%, 2/24/2028	1,044,284
2,000,000	JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	1,808,948
870,000	JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	938,173
3,490,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	3,059,213
4,000,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	3,932,829
5,000,000	Morgan Stanley, Sr. Unsecd. Note, 4.210%, 4/20/2028	4,937,061
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	$ 2,208,628
2,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,252,890
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	7,286,605
2,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,627,348
2,750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	2,709,177
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,474,241
3,675,000		PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	3,535,378
254,920	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	53,533
2,485,000		State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	2,422,106
3,675,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	3,614,450
1,675,000		US Bancorp, 5.100%, 7/23/2030	1,690,215
6,075,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	6,228,191
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	3,774,044
2,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,456,925
7,050,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.908%, 4/25/2026	7,023,411
		TOTAL	202,082,931
		Financial Institution - Broker/Asset Mgr/Exchange—1.2%
2,150,000		Cboe Global Markets, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,113,943
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	4,764,226
2,250,000		Jefferies Financial Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,255,757
2,950,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	2,525,421
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	1,822,981
		TOTAL	13,482,328
		Financial Institution - Finance Companies—0.9%
2,015,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	1,946,017
1,650,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,435,134
3,050,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	3,041,749
1,500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	1,505,421
3,050,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	2,952,617
		TOTAL	10,880,938
		Financial Institution - Insurance - Health—1.2%
2,500,000		Elevance Health, Inc., Sr. Unsecd. Note, 1.500%, 3/15/2026	2,403,246
3,595,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.550%, 5/15/2052	3,090,307
740,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.850%, 1/15/2036	778,554
4,250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.300%, 5/15/2031	3,689,073
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.875%, 8/15/2059	1,526,064
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	1,834,712
		TOTAL	13,321,956
		Financial Institution - Insurance - Life—1.8%
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,009,337
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	1,945,428
700,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	660,034
710,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	893,932
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,371,089
3,400,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	4,456,401
700,000		New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	806,954
4,000,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,410,380
1,000,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,145,924
1,530,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,733,361
		TOTAL	20,432,840
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—0.5%
$ 1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	$ 1,190,785
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,107,503
2,880,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	2,189,444
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,046,628
	TOTAL	5,534,360
	Financial Institution - REIT - Apartment—0.4%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,095,722
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,027,088
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,548,821
	TOTAL	4,671,631
	Financial Institution - REIT - Healthcare—0.4%
2,190,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	1,818,771
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,159,064
1,250,000	Welltower, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,244,530
	TOTAL	4,222,365
	Financial Institution - REIT - Office—0.5%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,147,873
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,536,566
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,373,413
	TOTAL	6,057,852
	Financial Institution - REIT - Other—0.4%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,270,692
2,275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	1,963,507
	TOTAL	4,234,199
	Financial Institution - REIT - Retail—0.3%
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,698,721
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,799,544
	TOTAL	3,498,265
	Technology—8.6%
5,400,000	Alphabet, Inc., Sr. Unsecd. Note, 2.250%, 8/15/2060	3,138,890
5,825,000	Apple, Inc., 1.650%, 5/11/2030	5,069,035
5,700,000	Apple, Inc., Sr. Unsecd. Note, 1.650%, 2/8/2031	4,869,664
6,875,000	Apple, Inc., Sr. Unsecd. Note, 2.800%, 2/8/2061	4,362,952
1,570,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	1,588,068
1,610,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	1,654,437
1,897,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	1,834,908
2,460,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,047,318
103,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	84,713
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	807,363
1,370,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	1,309,560
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,295,851
1,565,000	Dell International LLC / EMC Corp., 8.350%, 7/15/2046	2,077,475
3,575,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	3,575,000
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,364,689
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	977,547
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,170,126
1,565,000	Flex Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,562,612
1,285,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	1,225,664
1,140,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	1,125,886
445,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	445,085
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	$ 1,031,263
3,800,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	3,750,900
1,755,000	Intel Corp., Sr. Unsecd. Note, 5.150%, 2/21/2034	1,747,647
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	3,665,065
3,235,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	3,230,238
1,746,000	Lam Research Corp., Sr. Unsecd. Note, 3.750%, 3/15/2026	1,729,299
1,730,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,698,556
1,300,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,307,281
2,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	2,470,406
7,040,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	4,386,291
6,000,000	Oracle Corp., Sr. Unsecd. Note, 3.950%, 3/25/2051	4,686,192
1,690,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	1,794,355
2,250,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	2,437,407
2,155,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,863,258
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	969,364
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	808,198
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	674,141
2,840,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	2,802,780
3,985,000	S&P Global, Inc., Sr. Unsecd. Note, 4.250%, 5/1/2029	3,936,720
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	978,758
650,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	562,292
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	147,174
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	2,459,903
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	199,102
5,510,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	4,636,066
	TOTAL	97,559,499
	Transportation - Railroads—1.3%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	3,291,842
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,257,149
1,240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	941,813
2,060,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	1,890,387
5,710,000	Union Pacific Corp., Sr. Unsecd. Note, 2.800%, 2/14/2032	5,075,657
2,325,000	Union Pacific Corp., Sr. Unsecd. Note, 2.973%, 9/16/2062	1,440,758
	TOTAL	14,897,606
	Transportation - Services—1.6%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	4,622,397
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,142,609
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	1,870,920
2,340,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	2,222,901
2,270,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	1,968,241
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,160,829
3,675,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.050%, 11/15/2027	3,544,609
	TOTAL	18,532,506
	Utility - Electric—4.6%
990,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	934,321
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	976,860
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,405,771
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,501,147
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,599,791
1,233,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,104,095
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 900,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	$ 921,431
4,915,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	4,581,425
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,170,245
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	1,026,130
100,000	Duke Energy Indiana, LLC, 1st Mtg. Bond, 6.350%, 8/15/2038	110,874
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	823,435
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,115,293
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	2,834,253
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	754,631
5,050,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	4,084,706
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,277,478
4,415,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	4,507,051
1,935,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.850%, 2/7/2029	1,957,553
6,830,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	6,677,002
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	616,719
875,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	803,250
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,120,060
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	1,929,095
2,595,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	2,545,397
2,475,000	Xcel Energy, Inc., Sr. Unsecd. Note, 4.600%, 6/1/2032	2,408,011
	TOTAL	52,786,024
	Utility - Natural Gas—0.5%
4,900,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	4,696,522
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,371,349
	TOTAL	6,067,871
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	660,153
	TOTAL CORPORATE BONDS (IDENTIFIED COST $1,024,946,802)	958,245,052
	U.S. TREASURIES—4.0%
	U.S. Treasury Bonds—0.9%
9,900,000	United States Treasury Bond, 4.250%, 8/15/2054	9,683,345
	U.S. Treasury Notes—3.1%
36,100,000	United States Treasury Note, 3.875%, 8/15/2034	35,177,768
	TOTAL U.S. TREASURIES (IDENTIFIED COST $46,371,495)	44,861,113
	MUNICIPAL BOND—0.0%
	Municipal Services—0.0%
470,000	Tampa, FL Sports Authority, (National Public Finance Guarantee Corp. GTD), 8.020%, 10/1/2026 (IDENTIFIED COST $470,888)	476,819
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation REMIC—0.0%
4,231	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $4,217)	4,230
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation REMIC—0.0%
149	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	151
188	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	192
166	Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	168
95	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	98
	TOTAL	609
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—0.0%
$ 314		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	$ 323
210		Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	217
1,847		Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	1,891
748		Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	766
		TOTAL	3,197
		Government National Mortgage Association—0.0%
69		Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	69
155		Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	158
		TOTAL	227
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,944)	4,033
		PREFERRED STOCK—0.0%
		Financials—0.0%
130,000	[1,2,3]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	1,300
		INVESTMENT COMPANIES—11.0%
29,877,310		Federated Hermes Government Obligations Fund, Premier Shares, 4.55%[4]	29,877,310
16,843,981		High Yield Bond Core Fund	95,505,372
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $126,636,758)	125,382,682
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $1,198,445,154)[5]	1,128,975,229
		OTHER ASSETS AND LIABILITIES - NET—0.7%[6]	7,922,662
		TOTAL NET ASSETS—100%	$1,136,897,891
At November 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
United States Treasury Ultra Bond Short Futures	140	$16,730,000	March 2025	$(224,403)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 11/30/2023	$86,135,350	$84,268,974	$—	$170,404,324
Purchases at Cost	$118,567,853	$7,000,000	$117,858,587	$243,426,440
Proceeds from Sales	$(204,677,096)	$—	$(87,981,277)	$(292,658,373)
Change in Unrealized Appreciation/Depreciation	$(37,585)	$4,236,398	$—	$4,198,813
Net Realized Gain/(Loss)	$11,478	$—	$—	$11,478
Value as of 11/30/2024	$—	$95,505,372	$29,877,310	$125,382,682
Shares Held as of 11/30/2024	—	16,843,981	29,877,310	46,721,291
Dividend Income	$1,720,837	$5,894,131	$1,062,000	$8,676,968
Annual Financial Statements and Additional Information

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

2	Issuer in default.
3	Non-income-producing security.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $1,204,066,329.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$958,191,519	$53,533	$958,245,052
U.S. Treasuries	—	44,861,113	—	44,861,113
Municipal Bond	—	476,819	—	476,819
Collateralized Mortgage Obligation	—	4,230	—	4,230
Mortgage-Backed Securities	—	4,033	—	4,033
Equity Security:
Preferred Stock
Domestic	—	—	1,300	1,300
Investment Companies	125,382,682	—	—	125,382,682
TOTAL SECURITIES	$125,382,682	$1,003,537,714	$54,833	$1,128,975,229
Other Financial Instruments:[1]
Liabilities	$(224,403)	$—	$—	$(224,403)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.06	$8.09	$9.71	$9.98	$9.50
Income From Investment Operations:
Net investment income (loss)[1]	0.29	0.28	0.29	0.30	0.32
Net realized and unrealized gain (loss)	0.33	(0.02)	(1.61)	(0.26)	0.48
Total From Investment Operations	0.62	0.26	(1.32)	0.04	0.80
Less Distributions:
Distributions from net investment income	(0.30)	(0.29)	(0.30)	(0.31)	(0.32)
Net Asset Value, End of Period	$8.38	$8.06	$8.09	$9.71	$9.98
Total Return[2]	7.75%	3.28%	(13.76)%	0.41%	8.65%
Ratios to Average Net Assets:
Net expenses[3]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.53%	3.42%	3.30%	3.02%	3.32%
Expense waiver/reimbursement[4]	0.14%	0.15%	0.14%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$232,093	$255,852	$283,573	$403,132	$438,296
Portfolio turnover[5]	12%	4%	23%	13%	17%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.14	$8.16	$9.78	$10.05	$9.56
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.22	0.22	0.22	0.24
Net realized and unrealized gain (loss)	0.32	(0.02)	(1.62)	(0.26)	0.49
Total From Investment Operations	0.55	0.20	(1.40)	(0.04)	0.73
Less Distributions:
Distributions from net investment income	(0.23)	(0.22)	(0.22)	(0.23)	(0.24)
Net Asset Value, End of Period	$8.46	$8.14	$8.16	$9.78	$10.05
Total Return[2]	6.79%	2.53%	(14.37)%	(0.42)%	7.81%
Ratios to Average Net Assets:
Net expenses[3]	1.67%	1.66%	1.67%	1.67%	1.67%
Net investment income	2.72%	2.70%	2.48%	2.21%	2.51%
Expense waiver/reimbursement[4]	0.06%	0.07%	0.06%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,638	$14,118	$19,167	$31,524	$47,820
Portfolio turnover[5]	12%	4%	23%	13%	17%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.15	$8.17	$9.80	$10.07	$9.58
Income From Investment Operations:
Net investment income (loss)[1]	0.30	0.29	0.29	0.30	0.32
Net realized and unrealized gain (loss)	0.32	(0.02)	(1.62)	(0.26)	0.49
Total From Investment Operations	0.62	0.27	(1.33)	0.04	0.81
Less Distributions:
Distributions from net investment income	(0.30)	(0.29)	(0.30)	(0.31)	(0.32)
Net Asset Value, End of Period	$8.47	$8.15	$8.17	$9.80	$10.07
Total Return[2]	7.66%	3.37%	(13.74)%	0.41%	8.68%
Ratios to Average Net Assets:
Net expenses[3]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.53%	3.53%	3.29%	3.02%	3.33%
Expense waiver/reimbursement[4]	0.12%	0.13%	0.11%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,924	$62,398	$76,873	$127,519	$138,694
Portfolio turnover[5]	12%	4%	23%	13%	17%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.07	$8.09	$9.71	$9.98	$9.50
Income From Investment Operations:
Net investment income (loss)[1]	0.31	0.31	0.31	0.32	0.34
Net realized and unrealized gain (loss)	0.32	(0.02)	(1.61)	(0.26)	0.49
Total From Investment Operations	0.63	0.29	(1.30)	0.06	0.83
Less Distributions:
Distributions from net investment income	(0.32)	(0.31)	(0.32)	(0.33)	(0.35)
Net Asset Value, End of Period	$8.38	$8.07	$8.09	$9.71	$9.98
Total Return[2]	7.88%	3.66%	(13.55)%	0.66%	8.92%
Ratios to Average Net Assets:
Net expenses[3]	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.78%	3.82%	3.55%	3.27%	3.56%
Expense waiver/reimbursement[4]	0.14%	0.14%	0.13%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$760,789	$700,578	$569,876	$795,317	$890,497
Portfolio turnover[5]	12%	4%	23%	13%	17%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.08	$8.11	$9.72	$9.99	$9.51
Income From Investment Operations:
Net investment income (loss)[1]	0.32	0.31	0.31	0.32	0.35
Net realized and unrealized gain (loss)	0.32	(0.03)	(1.60)	(0.26)	0.48
Total From Investment Operations	0.64	0.28	(1.29)	0.06	0.83
Less Distributions:
Distributions from net investment income	(0.32)	(0.31)	(0.32)	(0.33)	(0.35)
Net Asset Value, End of Period	$8.40	$8.08	$8.11	$9.72	$9.99
Total Return[2]	8.02%	3.55%	(13.41)%	0.68%	8.93%
Ratios to Average Net Assets:
Net expenses[3]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.80%	3.79%	3.56%	3.29%	3.60%
Expense waiver/reimbursement[4]	0.07%	0.07%	0.06%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$79,454	$63,648	$52,350	$81,121	$68,232
Portfolio turnover[5]	12%	4%	23%	13%	17%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
November 30, 2024

Assets:
Investment in securities, at value including $125,382,682 of investments in affiliated holdings* (identified cost $1,198,445,154, including $126,636,758 of identified cost in affiliated holdings)	$1,128,975,229
Due from broker (Note 2)	518,000
Income receivable	11,447,211
Income receivable from affiliated holdings	134,264
Receivable for shares sold	180,285
Total Assets	1,141,254,989
Liabilities:
Payable for investments purchased	3,168,418
Payable for shares redeemed	557,017
Payable for variation margin on futures contracts	96,226
Income distribution payable	182,907
Payable for investment adviser fee (Note 5)	20,659
Payable for administrative fee (Note 5)	4,798
Payable for Directors’/Trustees’ fees (Note 5)	808
Payable for portfolio accounting fees	72,435
Payable for distribution services fee (Note 5)	7,745
Payable for other service fees (Notes 2 and 5)	60,810
Accrued expenses (Note 5)	185,275
Total Liabilities	4,357,098
Net assets for 135,543,858 shares outstanding	$1,136,897,891
Net Assets Consist of:
Paid-in capital	$1,312,955,330
Total distributable earnings (loss)	(176,057,439)
Total Net Assets	$1,136,897,891
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($232,093,038 ÷ 27,697,023 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.38
Offering price per share (100/95.50 of $8.38)	$8.77
Redemption proceeds per share	$8.38
Class C Shares:
Net asset value per share ($12,637,756 ÷ 1,494,535 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.46
Offering price per share	$8.46
Redemption proceeds per share (99.00/100 of $8.46)	$8.38
Class F Shares:
Net asset value per share ($51,924,340 ÷ 6,131,128 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.47
Offering price per share (100/99.00 of $8.47)	$8.56
Redemption proceeds per share (99.00/100 of $8.47)	$8.39
Institutional Shares:
Net asset value per share ($760,788,604 ÷ 90,758,468 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.38
Offering price per share	$8.38
Redemption proceeds per share	$8.38
Class R6 Shares:
Net asset value per share ($79,454,153 ÷ 9,462,704 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.40
Offering price per share	$8.40
Redemption proceeds per share	$8.40

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended November 30, 2024

Investment Income:
Interest	$41,262,727
Dividends received from affiliated holdings*	8,676,968
TOTAL INCOME	49,939,695
Expenses:
Investment adviser fee (Note 5)	5,691,280
Administrative fee (Note 5)	892,271
Custodian fees	36,957
Transfer agent fees (Note 2)	1,182,803
Directors’/Trustees’ fees (Note 5)	10,810
Auditing fees	37,105
Legal fees	11,729
Portfolio accounting fees	203,889
Distribution services fee (Note 5)	101,495
Other service fees (Notes 2 and 5)	789,816
Share registration costs	115,498
Printing and postage	150,506
Miscellaneous (Note 5)	36,338
TOTAL EXPENSES	9,260,497
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(733,152)
Reimbursement of other operating expenses (Notes 2 and 5)	(754,925)
TOTAL WAIVER AND REIMBURSEMENTS	(1,488,077)
Net expenses	7,772,420
Net investment income	42,167,275
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized gain of $11,478 on sales of investments in affiliated holdings*)	(1,341,948)
Net realized gain on futures contracts	601,107
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $4,198,813 on investments in affiliated holdings*)	42,992,415
Net change in unrealized appreciation of futures contracts	(255,775)
Net realized and unrealized gain (loss) on investments and futures contracts	41,995,799
Change in net assets resulting from operations	$84,163,074

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended November 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$42,167,275	$39,799,847
Net realized gain (loss)	(740,841)	(1,592,509)
Net change in unrealized appreciation/depreciation	42,736,640	(1,694,167)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	84,163,074	36,513,171
Distributions to Shareholders:
Class A Shares	(8,738,732)	(9,768,751)
Class B Shares	—	(7,315)[1]
Class C Shares	(365,072)	(454,147)
Class F Shares	(2,010,806)	(2,466,253)
Institutional Shares	(28,631,974)	(25,508,193)
Class R6 Shares	(2,736,049)	(2,296,215)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(42,482,633)	(40,500,874)
Share Transactions:
Proceeds from sale of shares	316,786,191	400,919,985
Net asset value of shares issued to shareholders in payment of distributions declared	40,198,000	38,341,183
Cost of shares redeemed	(358,360,483)	(342,220,153)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,376,292)	97,041,015
Change in net assets	40,304,149	93,053,312
Net Assets:
Beginning of period	1,096,593,742	1,003,540,430
End of period	$1,136,897,891	$1,096,593,742

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
November 30, 2024
1. ORGANIZATION
Federated Hermes Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Corporation consists of one diversified portfolio, Federated Hermes Corporate Bond Fund (the “Fund”). The Fund offers five classes of shares: Class A Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Annual Financial Statements and Additional Information

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $1,488,077 is disclosed in various locations in this Note 2 and Note 5.
Annual Financial Statements and Additional Information

Transfer Agent Fees
For the year ended November 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$278,875	$(185,088)
Class C Shares	14,371	—
Class F Shares	53,924	(32,009)
Institutional Shares	822,812	(537,828)
Class R6 Shares	12,821	—
TOTAL	$1,182,803	$(754,925)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended November 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$613,041
Class C Shares	33,805
Class F Shares	142,970
TOTAL	$789,816
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities.
Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $883,858 and $7,161,923, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense,
Annual Financial Statements and Additional Information

either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$224,403*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$601,107

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(255,775)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,832,223	$23,427,921	3,187,313	$25,788,670
Shares issued to shareholders in payment of distributions declared	996,785	8,234,690	1,140,949	9,184,567
Conversion of Class B Shares to Class A Shares[1]	—	—	202,879	1,683,900
Shares redeemed	(7,857,257)	(64,796,959)	(7,857,126)	(63,267,320)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,028,249)	$(33,134,348)	(3,325,985)	$(26,610,183)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	881	7,236
Conversion of Class B Shares to Class A Shares[1]	—	—	(201,219)	(1,683,900)
Shares redeemed	—	—	(8,229)	(67,627)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(208,567)	$(1,744,291)
Annual Financial Statements and Additional Information

	Year Ended 11/30/2024		Year Ended 11/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	348,395	$2,912,711	237,576	$1,944,124
Shares issued to shareholders in payment of distributions declared	42,319	352,779	53,267	432,723
Shares redeemed	(631,539)	(5,261,529)	(904,919)	(7,367,767)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(240,825)	$(1,996,039)	(614,076)	$(4,990,920)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	144,055	$1,202,383	194,278	$1,586,808
Shares issued to shareholders in payment of distributions declared	228,541	1,907,869	288,430	2,345,980
Shares redeemed	(1,899,970)	(15,888,098)	(2,232,859)	(18,205,266)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,527,374)	$(12,777,846)	(1,750,151)	$(14,272,478)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	31,547,225	$261,234,396	42,471,860	$343,786,654
Shares issued to shareholders in payment of distributions declared	3,280,964	27,131,105	3,008,759	24,209,827
Shares redeemed	(30,911,710)	(254,984,611)	(29,055,451)	(234,885,810)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,916,479	$33,380,890	16,425,168	$133,110,671
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,383,490	$28,008,780	3,220,799	$26,129,829
Shares issued to shareholders in payment of distributions declared	310,361	2,571,557	268,236	2,160,850
Shares redeemed	(2,108,154)	(17,429,286)	(2,070,982)	(16,742,463)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,585,697	$13,151,051	1,418,053	$11,548,216
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(294,272)	$(1,376,292)	11,944,442	$97,041,015

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$42,482,633	$40,500,874
As of November 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$61,595
Net unrealized depreciation	$(75,091,100)
Capital loss carryforwards	$(100,040,813)
Other temporary differences	$(987,121)
TOTAL	$(176,057,439)
At November 30, 2024, the cost of investments for federal tax purposes was $1,204,066,329. The net unrealized depreciation of investments for federal tax purposes was $75,091,100. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $8,694,446 and unrealized depreciation from investments for those securities having an excess of cost over value of $83,785,546. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for deferral of losses on wash sales, discount accretion/premium amortization on debt securities and mark-to-market of futures contracts.
Annual Financial Statements and Additional Information

As of November 30, 2024, the Fund had a capital loss carryforward of $100,040,813 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$7,034,216	$93,006,597	$100,040,813
The Fund used capital loss carryforwards of $611,934 to offset capital gains realized during the year ended November 30, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2024, the Adviser voluntarily waived $686,797 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2024, the Adviser reimbursed $46,355. For the year ended November 30, 2024, the Adviser voluntarily reimbursed $754,925 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$101,495
For the year ended November 30, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2024, FSC retained $9,181 of fees paid by the Fund.
Annual Financial Statements and Additional Information

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2024, FSC retained $10,020 in sales charges from the sale of Class A Shares. FSC also retained $750 and $11,171 of CDSC relating to redemptions of Class C Shares and Class F Shares, respectively.
Other Service Fees
For the year ended November 30, 2024, FSSC received $17,198 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85%, 1.69%, 0.85%, 0.60% and 0.58% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2024, were as follows:
Purchases	$124,660,291
Sales	$77,971,415
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2024, the Fund had no outstanding loans. During the year ended November 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2024, there were no outstanding loans. During the year ended November 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Annual Financial Statements and Additional Information

10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2024, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF FEDERATED HERMES INVESTMENT SERIES FUNDS, INC. AND SHAREHOLDERS OF FEDERATED HERMES CORPORATE BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Corporate Bond Fund (the “Fund”) (the sole portfolio comprising Federated Hermes Investment Series Funds, Inc. (the “Corporation”)), including the portfolio of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole portfolio comprising Federated Hermes Investment Series Funds, Inc.) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
January 22, 2025
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Investment Series Funds, Inc. (the “Company”) elected Directors of the Company. Shareholders of the Company elected new individuals to serve as Directors effective January 1, 2025, who will serve on the Board with current Directors Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Company’s Director Service Policy, Directors Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Director:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	69,122,154.266	3,043,102.301	0	N/A
John B. Fisher	69,178,784.996	2,986,471.571	0	N/A
John G. Carson	69,174,790.797	2,990,465.770	0	N/A
G. Thomas Hough	69,029,028.063	3,136,228.504	0	N/A
Karen L. Larrimer	69,286,424.777	2,878,831.790	0	N/A
Max F. Miller	69,158,745.231	3,006,511.336	0	N/A
Frank J. Nasta	69,159,485.951	3,005,770.616	0	N/A
Thomas M. O’Neill	69,033,004.720	3,132,251.847	0	N/A
Madelyn A. Reilly	69,346,052.673	2,819,203.894	0	N/A
John S. Walsh	69,054,135.161	3,111,121.406	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Corporate Bond Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2022, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Corporate Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420F103
CUSIP 31420F301
CUSIP 31420F400
CUSIP 31420F509
CUSIP 31420F608
29747 (1/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Corporate Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Corporate Bond Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Corporate Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Corporate Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Investment Series Funds, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  January 22, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2025